SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.6%
	Automobiles & Components — 1.6%
	Auto Components — 1.6%
[a]	Fox Factory Holding Corp.	117,947	$ 12,468,177
			12,468,177
	Capital Goods — 11.1%
	Aerospace & Defense — 2.1%
[a]	Teledyne Technologies, Inc.	42,084	16,496,086
	Building Products — 2.1%
[a]	Trex Co., Inc.	188,104	15,748,067
	Electrical Equipment — 3.5%
[a]	Plug Power, Inc.	517,732	17,556,292
[a]	TPI Composites, Inc.	182,782	9,647,234
	Machinery — 3.4%
[a]	Chart Industries, Inc.	105,485	12,425,078
[a]	Kornit Digital Ltd.	149,480	13,323,153
			85,195,910
	Commercial & Professional Services — 3.0%
	Commercial Services & Supplies — 3.0%
[a]	Casella Waste Systems, Inc. Class A	183,642	11,376,622
[a]	IAA, Inc.	180,895	11,754,557
			23,131,179
	Consumer Services — 7.6%
	Diversified Consumer Services — 2.9%
[a]	Bright Horizons Family Solutions, Inc.	65,457	11,323,406
[a]	Terminix Global Holdings, Inc.	215,672	11,001,429
	Hotels, Restaurants & Leisure — 4.7%
[a]	Norwegian Cruise Line Holdings Ltd.	461,044	11,724,349
[a]	Penn National Gaming, Inc.	150,861	13,029,865
[a]	Planet Fitness, Inc. Class A	145,404	11,287,712
			58,366,761
	Food & Staples Retailing — 1.6%
	Food & Staples Retailing — 1.6%
[a]	Grocery Outlet Holding Corp.	307,137	12,055,127
			12,055,127
	Food, Beverage & Tobacco — 1.5%
	Food Products — 1.5%
[a]	Freshpet, Inc.	84,282	11,967,201
			11,967,201
	Health Care Equipment & Services — 9.3%
	Health Care Equipment & Supplies — 5.1%
[a]	Haemonetics Corp.	104,326	12,388,713
[a]	Heska Corp.	75,637	11,016,529
[a]	Nevro Corp.	90,494	15,664,511
	Health Care Providers & Services — 4.2%
[a]	Amedisys, Inc.	48,276	14,160,799
[a]	Ontrak, Inc.	108,419	6,699,210
[a]	PetIQ, Inc. Class A	300,340	11,548,073
			71,477,835
	Insurance — 1.7%
	Insurance — 1.7%
[a]	Palomar Holdings, Inc.	147,242	13,080,979
			13,080,979
	Materials — 1.9%
	Containers & Packaging — 1.9%
[a]	Crown Holdings, Inc.	149,503	14,980,201

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
			14,980,201
	Media & Entertainment — 6.5%
	Entertainment — 4.7%
[a]	Live Nation Entertainment, Inc.	158,355	$ 11,635,925
[a]	Zynga, Inc. Class A	2,509,979	24,773,493
	Media — 1.8%
[a]	Cardlytics, Inc.	94,977	13,559,867
			49,969,285
	Pharmaceuticals, Biotechnology & Life Sciences — 15.2%
	Biotechnology — 6.0%
[a]	ACADIA Pharmaceuticals, Inc.	198,097	10,590,266
[a]	Invitae Corp.	209,018	8,739,042
[a]	Kodiak Sciences, Inc.	65,210	9,580,001
[a]	Mirati Therapeutics, Inc.	37,048	8,137,223
[a]	Twist Bioscience Corp.	63,848	9,021,084
	Life Sciences Tools & Services — 6.4%
[a]	10X Genomics, Inc. Class A	64,097	9,076,135
[a]	Adaptive Biotechnologies Corp.	135,625	8,019,506
[a]	Avantor, Inc.	648,230	18,247,675
[a]	Repligen Corp.	72,554	13,903,523
	Pharmaceuticals — 2.8%
[a]	Horizon Therapeutics plc	299,991	21,944,342
			117,258,797
	Retailing — 3.6%
	Distributors — 1.6%
	Pool Corp.	32,893	12,252,642
	Specialty Retail — 2.0%
[a]	Floor & Decor Holdings, Inc. Class A	170,722	15,851,538
			28,104,180
	Semiconductors & Semiconductor Equipment — 8.4%
	Semiconductors & Semiconductor Equipment — 8.4%
	Cohu, Inc.	301,934	11,527,840
	Entegris, Inc.	139,030	13,360,783
[a]	MaxLinear, Inc.	330,532	12,623,017
	Monolithic Power Systems, Inc.	37,716	13,812,731
[a]	SolarEdge Technologies, Inc.	41,621	13,282,093
			64,606,464
	Software & Services — 21.7%
	Information Technology Services — 10.8%
[a]	Black Knight, Inc.	207,985	18,375,475
	Booz Allen Hamilton Holding Corp.	142,818	12,450,873
[a]	Globant S.A.	100,184	21,801,040
[a]	Repay Holdings Corp.	626,176	17,063,296
[a]	Shift4 Payments, Inc. Class A	176,950	13,342,030
	Software — 10.9%
[a]	Avalara, Inc.	93,889	15,481,357
[a]	Elastic N.V.	124,211	18,150,954
[a]	LivePerson, Inc.	184,569	11,485,729
[a]	Paylocity Holding Corp.	51,910	10,688,788
[a]	Q2 Holdings, Inc.	97,194	12,297,957
[a]	Varonis Systems, Inc.	99,402	16,263,161
			167,400,660
	Technology Hardware & Equipment — 3.3%
	Electronic Equipment, Instruments & Components — 3.3%
[a]	Flex Ltd.	696,927	12,530,748
[a]	Trimble, Inc.	187,908	12,546,617
			25,077,365
	Transportation — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Air Freight & Logistics — 1.6%
[a]	XPO Logistics, Inc.	104,156	$ 12,415,395
			12,415,395
	Total Common Stock (Cost $741,995,289)		767,555,516
	Short-Term Investments — 0.7%
[b]	Thornburg Capital Management Fund	510,882	5,108,817
	Total Short-Term Investments (Cost $5,108,817)		5,108,817
	Total Investments — 100.3% (Cost $747,104,106)		$772,664,333
	Liabilities Net of Other Assets — (0.3)%		(2,450,200)
	Net Assets — 100.0%		$770,214,133

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Growth Fund (the “Fund”, prior to December 18, 2020, the Core Growth Fund) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$50,196,079	$38,937,656	$(84,024,918)	$-	$-	$5,108,817	$13,993